united states
securities and exchange commission
washington, d.c. 20549
form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22208

Valued Advisers Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
(Address of principal executive offices) (Zip code)

Ultimus Fund Solutions, LLC

Attn: Gregory Knoth

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	1/31

Date of reporting period:	7/31/2019

Item 1. Reports to Stockholders.

Golub Group Equity Fund
GGEFX

Semi-Annual Report
July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (866) 954-6682 or, if you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (866) 954-6682. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

Golub Group, LLC
1850 Gateway Drive, Suite 100
San Mateo, CA 94404

(866) 954-6682

Investment Results (Unaudited)

Average Annual Total Returns as of July 31, 2019 (a)

	Six Months	One Year	Three Year	Five Year	Ten Year	Since Inception
Golub Group Equity Fund	10.25%	4.77%	10.33%	8.17%	11.44%	12.92%
S&P 500® Index(b)	11.32%	7.99%	13.36%	11.34%	14.03%	15.82%

Total annual operating expenses, as disclosed in the most recent Golub Group Equity Fund (the “Fund”) prospectus dated May 31, 2019, were 1.37% of average daily net assets (1.27% after fee waivers/expense reimbursements by Golub Group, LLC (the “Adviser”)). The Adviser has contractually agreed to waive or limit its fees and assume other expenses of the Fund until May 31, 2020, so that Total Annual Fund Operating Expenses do not exceed 1.25%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of Valued Advisers Trust (the “Trust”), and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies that have their own expenses. Each fee waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (866) 954-6682.

(a)

Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. The total returns for less than one year are not annualized. Information pertaining to the Fund’s expense ratios as of July 31, 2019 can be found in the financial highlights.

(b)

The S&P 500® Index (“Index”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (866) 954-6682. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

1

Fund Holdings (Unaudited)

(a)	As a percentage of net assets. As of July 31, 2019, the Fund held no securities in the Consumer Staples, Energy, Real Estate or Utilities sectors.

The investment objective of the Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov.

2

Golub Group Equity Fund
Schedule of Investments (Unaudited)

July 31, 2019

	Shares	Fair Value
COMMON STOCKS — 93.16%

Communication Services — 16.34%
Alphabet, Inc., Class A(a)	2,152	$2,621,566
Facebook, Inc., Class A(a)	13,285	2,580,346
Fox Corporation, Class A	49,020	1,829,426
Walt Disney Company (The)	17,770	2,541,288
		9,572,626
Consumer Discretionary — 7.34%
Booking Holdings, Inc.(a)	1,212	2,286,571
Expedia Group, Inc.	15,165	2,013,002
		4,299,573
Financials — 17.51%
Bank of America Corporation	36,465	1,118,746
Bank of New York Mellon Corporation (The)	35,295	1,656,041
Berkshire Hathaway, Inc., Class B(a)	18,750	3,851,813
Citigroup, Inc.	26,610	1,893,568
Wells Fargo & Company	35,940	1,739,855
		10,260,023
Health Care — 13.47%
Allergan plc	20,555	3,299,078
Laboratory Corporation of America Holdings(a)	14,945	2,503,586
Medtronic plc	20,495	2,089,260
		7,891,924
Industrials — 10.82%
Deere & Company	6,815	1,128,905
Flowserve Corporation	46,450	2,323,893
General Electric Company	162,540	1,698,543
W.W. Grainger, Inc.	4,085	1,188,858
		6,340,199
Information Technology — 23.63%
Apple, Inc.	12,830	2,733,303
Cognizant Technology Solutions Corporation, Class A	36,650	2,387,381
Fiserv, Inc.(a)	20,295	2,139,702
Mastercard, Inc., Class A	5,180	1,410,359
Microsoft Corporation	17,745	2,418,111
Visa, Inc., Class A	15,495	2,758,110
		13,846,966
Materials — 4.05%
Owens-Illinois, Inc.	139,665	2,370,115
Total Common Stocks (Cost $43,509,338)		54,581,426

See accompanying notes which are an integral part of these financial statements.	3

Golub Group Equity Fund
Schedule of Investments (Unaudited) (continued)

July 31, 2019

	Shares	Fair Value
MONEY MARKET FUNDS — 6.95%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.23%(b)	4,071,339	$4,071,339
Total Money Market Funds (Cost $4,071,339)		4,071,339

Total Investments — 100.11% (Cost $47,580,677)		58,652,765

Liabilities in Excess of Other Assets — (0.11)%		(64,455)

NET ASSETS — 100.00%		$58,588,310

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2019.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

4	See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund
Statement of Assets and Liabilities (Unaudited)

July 31, 2019

Assets
Investments in securities at fair value (cost $47,580,677) (Note 3)	$58,652,765
Receivable for fund shares sold	62,558
Dividends receivable	25,479
Prepaid expenses	8,700
Total Assets	58,749,502
Liabilities
Payable for fund shares redeemed	86,038
Payable to Adviser (Note 4)	44,960
Payable to Administrator (Note 4)	8,955
Payable to trustees	1,874
Other accrued expenses	19,365
Total Liabilities	161,192
Net Assets	$58,588,310
Net Assets consist of:
Paid-in capital	$45,802,940
Accumulated earnings	12,785,370
Net Assets	$58,588,310
Shares outstanding (unlimited number of shares authorized, no par value)	3,131,800
Net asset value (“NAV”), offering and redemption price per share (Note 2)	$18.71

See accompanying notes which are an integral part of these financial statements.	5

Golub Group Equity Fund
Statement of Operations (Unaudited)

For the six months ended July 31, 2019

Investment Income
Dividend income (net of foreign taxes withheld of $22,105)	$424,666
Total investment income	424,666
Expenses
Investment Adviser fees (Note 4)	280,207
Administration fees (Note 4)	26,118
Fund accounting fees (Note 4)	12,397
Legal fees	11,344
Transfer agent fees (Note 4)	9,917
Audit and tax preparation fees	8,803
Registration expenses	7,123
Printing and postage expenses	4,639
Custodian fees	4,532
Trustee fees	3,491
Insurance expenses	2,232
Miscellaneous	7,684
Total expenses	378,487
Fees contractually waived by Adviser (Note 4)	(28,085)
Net operating expenses	350,402
Net investment income	74,264
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	531,951
Net change in unrealized appreciation of investment securities	4,926,770
Net realized and change in unrealized gain on investments	5,458,721
Net increase in net assets resulting from operations	$5,532,985

6	See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund
Statements of Changes in Net Assets

	For the Six Months Ended July 31, 2019 (Unaudited)	For the Year Ended January 31, 2019
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$74,264	$38,079
Net realized gain on investment securities transactions	531,951	3,492,478
Net change in unrealized appreciation (depreciation) of investment securities	4,926,770	(7,220,288)
Net increase (decrease) in net assets resulting from operations	5,532,985	(3,689,731)
Distributions to Shareholders (Note 2)	—	(4,059,632)
Capital Transactions
Proceeds from shares sold	2,075,558	4,740,949
Reinvestment of distributions	—	4,059,632
Amount paid for shares redeemed	(4,066,465)	(8,377,509)
Net increase (decrease) in net assets resulting from capital transactions	(1,990,907)	423,072
Total Increase (Decrease) in Net Assets	3,542,078	(7,326,291)
Net Assets
Beginning of period	55,046,232	62,372,523
End of period	$58,588,310	$55,046,232
Share Transactions
Shares sold	116,647	261,657
Shares issued in reinvestment of distributions	—	248,752
Shares redeemed	(228,651)	(475,935)
Net increase (decrease) in shares outstanding	(112,004)	34,474

See accompanying notes which are an integral part of these financial statements.	7

Golub Group Equity Fund
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended July 31, 2019		For the Year Ended January 31,
	(Unaudited)		2019	2018	2017	2016	2015
Selected Per Share Data
Net asset value, beginning of period	$16.97		$19.43	$17.79	$15.96	$17.98	$17.94

Investment operations:
Net investment income	0.02		0.01	— (a)	0.04	0.06	0.07
Net realized and unrealized gain (loss) on investments	1.72		(1.17)	3.13	3.18	0.11	1.54
Total from investment operations	1.74		(1.16)	3.13	3.22	0.17	1.61

Less distributions to shareholders from:
Net investment income	—		—	—	(0.05)	(0.05)	(0.07)
Net realized gains	—		(1.30)	(1.49)	(1.34)	(2.14)	(1.50)
Total distributions	—		(1.30)	(1.49)	(1.39)	(2.19)	(1.57)

Net asset value, end of period	$18.71		$16.97	$19.43	$17.79	$15.96	$17.98

Total Return(b)	10.25	%(c)	(5.70)%	18.18%	20.21%	0.42%	8.74%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$58,588		$55,046	$62,373	$53,818	$43,939	$46,249
Ratio of expenses to average net assets after expense waiver	1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets before expense waiver	1.35	%(d)	1.35%	1.33%	1.37%	1.40%	1.39%
Ratio of net investment income to average net assets after expense waiver	0.26	%(d)	0.07%	0.01%	0.22%	0.34%	0.33%
Portfolio turnover rate	9.77	%(c)	31.30%	22.38%	26.59%	42.99%	34.45%

(a)	Rounds to less than $0.005 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

8	See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund
Notes to the Financial Statements (Unaudited)

July 31, 2019

NOTE 1. ORGANIZATION

The Golub Group Equity Fund (the “Fund”) was organized as an open-end diversified series of Valued Advisers Trust (the “Trust”) on April 1, 2009. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Golub Group, LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the statement of operations when incurred. During the six months ended July 31, 2019, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

9

Golub Group Equity Fund
Notes to the Financial Statements (Unaudited) (continued)

July 31, 2019

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

10

Golub Group Equity Fund
Notes to the Financial Statements (Unaudited) (continued)

July 31, 2019

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

11

Golub Group Equity Fund
Notes to the Financial Statements (Unaudited) (continued)

July 31, 2019

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$54,581,426	$—	$—	$54,581,426
Money Market Funds	4,071,339	—	—	4,071,339
Total	$58,652,765	$—	$—	$58,652,765

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 4. TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement on behalf of the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended July 31, 2019, the Adviser earned a fee of $280,207 from the Fund before the waivers described below. At July 31, 2019, the Fund owed the Adviser $44,960.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s net expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses” (i.e., investment companies in which the Fund may invest), and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) do not exceed 1.25% of the average daily net assets.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date in which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the repayment or at the time of the fee waiver or expense reimbursement, whichever is lower. The contractual agreement is in effect through May 31, 2020. The expense cap

12

Golub Group Equity Fund
Notes to the Financial Statements (Unaudited) (continued)

July 31, 2019

may not be terminated prior to this date except by the mutual consent of the Adviser and the Board. For the six months ended July 31, 2019, the Adviser waived fees of $28,085. The amount subject to repayment by the Fund, pursuant to the aforementioned conditions, are as follows:

Through	Amount
January 31, 2020	$28,565
January 31, 2021	45,426
January 31, 2022	59,903
July 31, 2022	28,085

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration and compliance, fund accounting, and transfer agent services, including all regulatory reporting. For the six months ended July 31, 2019, the Administrator earned fees of $26,118 for administration services, $12,397 for fund accounting services and $9,917 for transfer agent services. At July 31, 2019, the Fund owed the Administrator $8,955 for such services.

The officers and one trustee of the Trust are members of management and/or employees of the Administrator. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the six months ended July 31, 2019.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plan is not active and will not be activated prior to May 31, 2020.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2019, purchases and sales of investment securities, other than short-term investments, were $5,740,146 and $5,047,308, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2019.

13

Golub Group Equity Fund
Notes to the Financial Statements (Unaudited) (continued)

July 31, 2019

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$13,427,834
Gross unrealized depreciation	(2,379,438)
Net unrealized appreciation on investments	$11,048,396
Tax cost of investments	$47,604,369

The tax character of distributions paid for the fiscal year ended January 31, 2019, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Long-term capital gains	$4,059,632
Total distributions paid	$4,059,632

At January 31, 2019, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$5,706
Undistributed long-term capital gains	1,125,053
Unrealized appreciation on investments	6,121,626
Total accumulated earnings	$7,252,385

At January 31, 2019, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 8. SUBSEQUENT EVENT

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

14

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2019 through July 31, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$1,102.50	$6.52	1.25%
Hypothetical(b)	$1,000.00	$1,018.60	$6.26	1.25%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Hypothetical assumes 5% annual return before expenses.

15

FACTS	WHAT DOES VALUED ADVISERS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Valued Advisers Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Valued Advisers Trust share?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes — to offer our products and services to you	Yes
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes – information about your transactions and experiences	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call 1-866-954-6682

16

Who we are
Who is providing this notice?	Valued Advisers Trust
What we do
How does Valued Advisers Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Valued Advisers Trust collect my personal information?

We collect your personal information, for example, when you

■ open an account or deposit money

■ buy securities from us or sell securities to us

■ make deposits or withdrawals from your account or provide account information

■ give us your account information

■ make a wire transfer

■ tell us who receives the money

■ tell us where to send the money

■ show your government-issued ID

■ show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes — information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■ Valued Advisers Trust does not share your personal information with nonaffiliates so they can market to you.

Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

■ Valued Advisers Trust doesn’t jointly market financial products or services to you.

17

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (866) 954-6682 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Trustees

Andrea N. Mullins, Chairperson

Ira P. Cohen

Mark J. Seger

Officers

Adam T. Kornegay, Principal Executive Officer and President

Gregory Knoth, Principal Financial Officer and Treasurer

Martin R. Dean, Interim Chief Compliance Officer

Carol J. Highsmith, Vice President and Secretary

Investment Adviser

Golub Group, LLC

1850 Gateway Drive, Suite 100

San Mateo, CA 94404

Distributor

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Custodian

Huntington National Bank

41 South High Street

Columbus, OH 43215

Administrator, Transfer Agent and Fund Accountant

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

BELMONT THETA INCOME FUND

Semi-Annual Report
July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (800) 789-1087 or, if you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (800) 789-1087. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

Fund Adviser:

Belmont Capital, LLC d/b/a Belmont Capital GroupTM
1875 Century Park E., Suite 1780
Los Angeles, CA 90067

Investment Results (Unaudited)

Total Returns(a)
(For the period ended July 31, 2019)

	Six Months	One Year	Since Inception (April 30, 2018)
Belmont Theta Income Fund - Institutional Class	1.87%	-1.28%	0.52%
CBOE S&P 500® Iron Condor Index(b)	4.66%	-4.98%	-1.81%
FTSE 3-Month Treasury Bill Index(c)	1.21%	2.33%	2.24%

Total annual operating expenses based on estimated amounts for the current fiscal year, as disclosed in the Belmont Theta Income Fund (the “Fund”) prospectus dated May 31, 2019, were 4.97% of average daily net assets (2.20% after fee waivers/expense reimbursements by Belmont Capital, LLC (the “Adviser”)). The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2020, so that Total Annual Fund Operating Expenses do not exceed 1.99%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Trust, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. Additional information pertaining to the Fund’s expense ratios as of July 31, 2019 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 789-1087.

(a)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b)

The CBOE S&P 500® Iron Condor Index (“Index”) is designed to track the performance of a hypothetical option trading strategy that 1) sells a rolling monthly out-of-the-money (OTM) S&P 500® Index (SPX) put option (delta ≈ - 0.20) and a rolling monthly OTM SPX call option (delta ≈ 0.20); 2) buys a rolling monthly OTM SPX put option (delta ≈ - 0.05) and a rolling monthly OTM SPX call option (delta ≈ 0.05) to reduce risk; and 3) holds a money market account invested in one-month Treasury bills, which is rebalanced on option roll days and is designed to limit the downside return of the Index.

(c)	The FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Fund Holdings (Unaudited)

July 31, 2019

(a)	As a percentage of net assets.

The investment objective of the Fund is to seek long-term growth of capital and income generation with limited correlation to equity markets.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) as of the end of the first and third quarters of each fiscal year within sixty days after the end of the period. The Fund’s portfolio holdings are available at the SEC’s website at www.sec.gov.

Belmont Theta Income Fund
Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS(a)(b) — 86.67%

United States Treasury Bill, 2.38%, 8/15/2019	$2,000,000	$1,998,444
United States Treasury Bill, 2.38%, 9/5/2019	2,000,000	1,996,129
United States Treasury Bill, 2.40%, 11/7/2019	2,000,000	1,988,919
United States Treasury Bill, 2.26%, 12/5/2019	2,000,000	1,985,795
United States Treasury Bill, 2.31%, 1/30/2020	2,000,000	1,979,431
United States Treasury Bill, 2.41%, 2/27/2020	2,000,000	1,976,791
United States Treasury Bill, 2.09%, 3/26/2020	2,000,000	1,974,534
Total U.S. Government & Agency Obligations (Cost $13,887,684)		13,900,043

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
CALL OPTIONS PURCHASED — 0.04%

S&P 500 Index	159	$47,388,042	$3,140.00	August 2019	$6,360

PUT OPTIONS PURCHASED — 0.26%

S&P 500 Index	159	$47,388,042	$2,700.00	August 2019	$40,943
Total Options Purchased (Cost $68,907)					47,303

Total Investments — 86.97% (Cost $13,956,591)					13,947,346
Other Assets in Excess of Liabilities — 13.03%					2,090,423
NET ASSETS — 100.00%					$16,037,769

(a)	All or a portion of these securities are held as collateral for options.
(b)	The rate shown represents effective yield at time of purchase.

See accompanying notes which are an integral part of these financial statements.	3

Belmont Theta Income Fund
Schedule of Open Written Option Contracts

July 31, 2019 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
WRITTEN CALL OPTIONS (0.13)%

S&P 500 Index	(159)	$(47,388,042)	$3,080.00	August 2019	$(21,068)

WRITTEN PUT OPTIONS (0.69)%

S&P 500 Index	(159)	(47,388,042)	2,830.00	August 2019	(110,505)

Total Written Options (Premiums Received $208,057)					$(131,573)

4	See accompanying notes which are an integral part of these financial statements.

Belmont Theta Income Fund
Statement of Assets and Liabilities

July 31, 2019 (Unaudited)

Assets
Investments in securities at fair value (cost $13,956,591) (Note 3)	$13,947,346
Cash	2,181,741
Cash held at broker for options transactions	75,478
Interest receivable	3,483
Prepaid expenses	9,821
Total Assets	16,217,869
Liabilities
Options written, at value (premium received $208,057)	131,573
Payable to Adviser (Note 4)	10,931
Payable to Administrator (Note 4)	6,635
Other accrued expenses	30,961
Total Liabilities	180,100
Net Assets	$16,037,769
Net Assets consist of:
Paid-in capital	15,990,599
Accumulated earnings	47,170
Net Assets	$16,037,769
Shares outstanding (unlimited number of shares authorized, no par value)	796,716
Net asset value, offering and redemption price per share (Note 2)	$20.13

See accompanying notes which are an integral part of these financial statements.	5

Belmont Theta Income Fund
Statement of Operations

For the six months ended July 31, 2019 (Unaudited)

Investment Income
Interest income	$193,446
Total investment income	193,446
Expenses
Investment Adviser fees (Note 4)	141,373
Administration fees (Note 4)	18,500
Interest expense	17,378
Fund accounting fees (Note 4)	13,309
Legal fees	10,789
Audit and tax preparation fees	9,050
Registration expenses	8,822
Transfer agent fees (Note 4)	6,000
Offering cost (Note 2)	5,642
Printing and postage expenses	3,000
Trustee fees	1,972
Custodian fees	1,250
Miscellaneous expense	24,490
Total expenses	261,575
Fees contractually waived and expenses reimbursed by Adviser (Note 4)	(83,419)
Net operating expenses	178,156
Net investment income	15,290
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(296,146)
Written options	500,122
Change in unrealized appreciation (depreciation) on:
Investment securities	(46,767)
Written options	137,345
Net realized and change in unrealized gain on investments	294,554
Net increase in net assets resulting from operations	$309,844

6	See accompanying notes which are an integral part of these financial statements.

Belmont Theta Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended July 31, 2019 (Unaudited)	For the Period Ended January 31, 2019(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$15,290	$(2,580)
Net realized gain (loss) on investment securities transactions and written options	203,976	(239,335)
Net change in unrealized appreciation (depreciation) of investment securities and written options	90,578	(23,339)
Net increase (decrease) in net assets resulting from operations	309,844	(265,254)
Capital Transactions - Institutional Class:
Proceeds from shares sold	5,106,100	13,968,292
Amount paid for shares redeemed	(2,217,007)	(864,206)
Net increase in net assets resulting from capital transactions	2,889,093	13,104,086
Total Increase in Net Assets	3,198,937	12,838,832
Net Assets
Beginning of period	12,838,832	—
End of period	$16,037,769	$12,838,832
Share Transactions - Institutional Class:
Shares sold	258,573	692,755
Shares redeemed	(111,665)	(42,947)
Net increase in shares	146,908	649,808

(a)	For the period April 30, 2018 (commencement of operations) to January 31, 2019

See accompanying notes which are an integral part of these financial statements.	7

Belmont Theta Income Fund — Institutional Class
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended July 31, 2019 (Unaudited)		For the Period Ended January 31, 2019(a)
Selected Per Share Data:
Net asset value, beginning of period	$19.76		$20.00

Investment operations:
Net investment income	0.02		—	(b)
Net realized and unrealized gain (loss)	0.35		(0.24)
Total from investment operations	0.37		(0.24)

Net asset value, end of period	$20.13		$19.76

Total Return(c)	1.87	%(d)	(1.20	)%(d)

Ratios and Supplemental Data:

Net assets, end of period (000 omitted)	$16,038		$12,839
Ratio of net expenses to average net assets	2.21	%(e)(f)	2.20	%(e)(f)
Ratio of expenses to average net assets before waiver and reimbursement	3.24	%(e)	4.97	%(e)
Ratio of net investment income (loss) to average net assets	0.19	%(e)	(0.05	)%(e)
Portfolio turnover rate	0	%(d)	0	%(d)

(a)	For the period April 30, 2018 (commencement of operations) to January 31, 2019.
(b)	Rounds to less than $0.005 per share.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)

This ratio includes the impact of broker interest fees. If this cost had been excluded, the ratio of expenses to average net assets would have been 1.99% for the periods ended July 31, 2019 and January 31, 2019, respectively.

8	See accompanying notes which are an integral part of these financial statements.

Belmont Theta Income Fund
Notes to the Financial Statements

July 31, 2019 (Unaudited)

NOTE 1. ORGANIZATION

The Belmont Theta Income Fund (the “Fund”) is an open-end, diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund commenced operations on April 30, 2018. The Fund’s investment adviser is Belmont Capital, LLC d/b/a Belmont Capital GroupTM (the “Adviser”). The investment objective of the Fund is to seek long-term growth of capital and income generation with limited correlation to equity markets.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the statement of operations when incurred. During the six months ended July 31, 2019, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last tax year end and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Belmont Theta Income Fund
Notes to the Financial Statements (continued)

July 31, 2019 (Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

Options – The Fund utilizes an option premium collection strategy that implements a put spread and a call spread on the S&P 500® Index (SPX) to create a number of defined-risk trades. A defined-risk trade is essentially where a series of financial instruments (such as options) are entered into where the terms and conditions of the financial instruments are, in combination, designed to limit the overall risk. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying investments, and therefore may be subject to greater fluctuation than an investment in the underlying instruments themselves.

In implementing its option premium collection strategy, the Fund will sell (write) a put option (creating a short position) while simultaneously purchasing another put option at a different strike price (creating a long position) – the combination of these two put option positions creates a defined-risk trade. Additionally, the Fund will sell (write) a call option (creating another short position) while simultaneously purchasing another call option at a different strike price (creating another long position) – the combination of these two call option positions creates another defined-risk trade for the Fund. The Fund’s put spreads and call spreads each contain the following characteristics: (i) the long and short options of each spread have the same number of contracts, (ii) the long option of each spread will have a further out-of-the-money strike price than the short option; and (iii) the long option of each spread will have at least the same or longer expiration date than the short option.

Belmont Theta Income Fund
Notes to the Financial Statements (continued)

July 31, 2019 (Unaudited)

The Fund generally utilizes weekly and monthly SPX options with expirations of 90 days or less. SPX options are European-style options, which means that they can be exercised only at expiration. Based on the Adviser’s assessment of market conditions, the Adviser may close one or more sides of a spread at any time for purposes of risk management of the Fund.

The Adviser monitors all SPX option strikes for the optimal sale of put spreads and call spreads. Once the Fund has entered into a position, the Adviser attempts to realize as much of the net premium as possible. The Fund may decide to close its option spread positions prior to expiration, which may result in realizing less than the net option premium initially collected. Positions are generally re-set on a monthly basis, but the Adviser may determine to close and/or adjust option spreads prior to expiration for purposes of risk management. The Adviser may at times determine to take a temporary defensive position and not implement its option spread writing investment strategy. The option premium collection strategy may result in the generation of positive returns for the Fund; however, the loss potential if the strategy is not effective may be greater than the profit potential. The Fund may lose significantly more than the premium it receives in highly volatile market conditions.

The Fund is required to pledge collateral for the option trades and it will hold cash, money market instruments, or treasury bills as collateral for all such options trades. The Fund’s custodian will segregate such collateral for the benefit of the counterparty. Therefore, the Fund must typically maintain a large percentage of cash and cash equivalents within the Fund. The Fund’s option spread positions will effectively lever the portfolio and will target a notional exposure of no greater than three times the pledged collateral value.

Derivative Transactions – The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2019 and the effect of derivative instruments on the Statement of Operations for the six months ended July 31, 2019.

As of July 31, 2019:

Location of Derivatives on Statement of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Options Purchased	Investments in securities at fair value		$47,303
Options Written		Options written at fair value	(131,573)

Belmont Theta Income Fund
Notes to the Financial Statements (continued)

July 31, 2019 (Unaudited)

For the six months ended July 31, 2019:

Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Price Risk:
Options purchased	Net realized gain and change in unrealized appreciation (depreciation) on investment securities	$(296,146)	$(61,827)
Options written	Net realized gain and change in unrealized appreciation (depreciation) on written options	500,122	137,345

The following summarizes the average ending monthly fair value of derivatives outstanding during the six months ended July 31, 2019:

Derivatives	Average Market Value
Options Purchased	$47,880
Options Written	(191,545)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Belmont Theta Income Fund
Notes to the Financial Statements (continued)

July 31, 2019 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

Exchange-traded options on securities and indices purchased or sold by the Fund generally will be valued at the mean of the last bid and ask prices. If there is no such reported ask on the valuation date, options are valued at the most recent bid price. If there is no such reported bid on the valuation date, options are valued at the most recent ask price. On the last business day of each month, the Chicago

Belmont Theta Income Fund
Notes to the Financial Statements (continued)

July 31, 2019 (Unaudited)

Board Options Exchange (“CBOE”) conducts special end-of-month non-trading closing rotations for the sole purpose of determining the fair value of the S&P 500 Index (SPX) option series. For month end valuations of SPX, the CBOE adjusted price will be used if the special end-of-month non-trading closing rotation fair value price differs from the price provided at market close. Options will generally be categorized as Level 2 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$13,900,043	$—	$13,900,043
Call Options Purchased	—	6,360	—	6,360
Put Options Purchased	—	40,943	—	40,943
Total	$—	$13,947,346	$—	$13,947,346

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$(21,068)	$—	$(21,068)
Written Put Options	—	(110,505)	—	(110,505)
Total	$—	$(131,573)	$—	$(131,573)

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Belmont Theta Income Fund
Notes to the Financial Statements (continued)

July 31, 2019 (Unaudited)

NOTE 4. TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly at an annual rate of 1.75% of the average daily net assets of the Fund. For the six months ended July 31, 2019, the Adviser earned a fee of $141,373 from the Fund before the waivers described below. At July 31, 2019, the Fund owed the Adviser $10,931.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses, until May 31, 2020, but only to the extent necessary so that the Fund’s Total Annual Fund Operating Expenses do not exceed 1.99%. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the repayment or at the time of the fee waiver or expense reimbursement, whichever is lower. The contractual agreement is in effect through May 31, 2020. The expense cap may not be terminated prior to this date except by the mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser. For the six months ended July 31, 2019, the Adviser waived fees or reimbursed expenses totaling $83,419. As of July 31, 2019, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable through
January 31, 2022	$142,741
July 31, 2022	83,419

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”) to provide the Fund with administration and compliance, fund accounting, and transfer agent services, including all regulatory reporting. For the six months ended July 31, 2019, the Administrator earned fees of $18,500 for administration and compliance services, $13,309 for fund accounting services and $6,000 for transfer agent services. At July 31, 2019, the Administrator was owed $6,635 for these services.

The officers and one trustee of the Trust are members of management and/or employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of Ultimus.

Belmont Theta Income Fund
Notes to the Financial Statements (continued)

July 31, 2019 (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2019, there were no purchases or sales of investment securities, including U.S. government obligations, other than short-term investments and short-term U.S. government obligations.

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$109,483
Gross unrealized depreciation	(21,605)
Net unrealized appreciation on investments	$87,878
Tax cost of investments	$13,727,895

At January 31, 2019, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated capital and other losses	$(259,974)
Unrealized depreciation on investments	(2,700)
Total accumulated deficit	$(262,674)

As of January 31, 2019, the Fund had short-term and long-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $103,990 and $155,984, respectively.

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 8. RECENT ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB ASC Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018- 13 is effective for fiscal years beginning after December 15, 2019, including interim periods, although early adoption is permitted. Management has evaluated the implications of certain provisions of ASU 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.

Belmont Theta Income Fund
Notes to the Financial Statements (continued)

July 31, 2019 (Unaudited)

NOTE 9. SUBSEQUENT EVENT

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2019 through July 31, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

Belmont Theta Income Fund	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$1,018.70	$11.04	2.21%
Hypothetical(b)	$1,000.00	$1,013.86	$11.01	2.21%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Hypothetical assumes 5% annual return before expenses.

FACTS	WHAT DOES VALUED ADVISERS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Valued Advisers Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Valued Advisers Trust share?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes — to offer our products and services to you	Yes
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes – information about your transactions and experiences	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call 1-800-789-1087

Who we are
Who is providing this notice?	Valued Advisers Trust
What we do
How does Valued Advisers Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Valued Advisers Trust collect my personal information?

We collect your personal information, for example, when you

■ open an account or deposit money

■ buy securities from us or sell securities to us

■ make deposits or withdrawals from your account or provide account information

■ give us your account information

■ make a wire transfer

■ tell us who receives the money

■ tell us where to send the money

■ show your government-issued ID

■ show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes—information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■ Valued Advisers Trust does not share your personal information with nonaffiliates so they can market to you.

Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

■ Valued Advisers Trust doesn’t jointly market financial products or services to you.

This page is intentionally left blank.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (800) 789-1087 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Andrea N. Mullins, Chairperson

Ira P. Cohen

Mark J. Seger

OFFICERS

Adam T. Kornegay, Principal Executive Officer and President

Gregory T. Knoth, Principal Financial Officer and Treasurer

Martin R. Dean, Interim Chief Compliance Officer

Carol J. Highsmith, Vice President and Secretary

INVESTMENT ADVISER

Belmont Capital, LLC d/b/a Belmont Capital Group™

1875 Century Park E., Suite 1780

Los Angeles, CA 90067

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE- disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE- disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedules filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)	(1)	Not Applicable – filed with annual report

(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Valued Advisers Trust

By	/s/ Adam T. Kornegay
Adam T. Kornegay, President and Principal Executive Officer

Date	9/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Adam T. Kornegay
Adam T. Kornegay, President and Principal Executive Officer

Date	9/25/2019

By	/s/ Gregory Knoth
Gregory Knoth, Treasurer and Principal Financial Officer

Date	9/25/2019